Statement of Stockholders (Deficit) Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2013	$ 229,331	$ 486,852	$ (964,264)	$ (248,081)
Beginning Balance, Shares at Dec. 31, 2013	229,331,250
Issuance of Common Stock , shares	3,874,963
Issuance of Common Stock , amount	3,875	36,928		40,803
Issuance of common shares for conversion of debt, shares	23,000,000
Issuance of common shares for conversion of debt, amount	23,000	47,000		70,000
Issuance of common shares for services, shares	10,000,000
Issuance of common shares for services, amount	10,000	91,000		101,000
Discount on convertible notes with Beneficial Conversion Feature		312,500		312,500
Settlement of derivative liabilities		138,970		138,970
Net (loss) for the period			(1,762,101)	(1,762,101)
Ending Balance, Amount at Sep. 30, 2014	$ 266,206	$ 1,113,250	$ (2,726,365)	$ (1,346,909)
Ending Balance, Shares at Sep. 30, 2014	266,206,213